Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Sohu's 2000 Stock Incentive Plan [Member] | Employees of Predecessor Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Activity

Options	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2012	10	$18.41	3.28	$306
Exercised	(5)	17.65
Forfeited	—

Outstanding at December 31, 2012	5	19.12	2.31	141

Vested at December 31, 2012	5	19.12	2.31	141

Exercisable at December 31, 2012	5	19.12	2.31	141

Restricted Stock Unit Activity

Restricted Share Units	Number of Units (in thousands)	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2012	1	$86.58
Granted	—
Vested	(1)	86.58
Forfeited	—

Unvested at December 31, 2012	—

Expected to vest thereafter	—

Sohu's 2000 Stock Incentive Plan [Member] | Employees of 17173 Business [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Activity

Options	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2012	11	$19.45	3.17	$331
Exercised	(4)	17.65
Forfeited	—

Outstanding at December 31, 2012	7	20.30	2.13	198

Vested at December 31, 2012	7	20.30	2.13	198

Exercisable at December 31, 2012	7	20.30	2.13	198

Restricted Stock Unit Activity

Restricted Share Units	Number of Units (in thousands)	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2012	18	$61.27
Granted	—
Vested	(6)	61.27
Forfeited	(4)	61.27

Unvested at December 31, 2012	8	61.27

Expected to vest thereafter	5	61.27

Changyou's 2008 Share Incentive Plan [Member] | CEO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Shares Activity

Restricted Shares	Number of Shares (in thousands)	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2012	2,000	$1.36
Granted	—
Vested	(2,000)	1.36

Unvested at December 31, 2012	—

Expected to vest thereafter	—

Class B Restricted Share Units to Senior Management and Certain Key Employees before Changyou's Initial Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Unit Activity

Restricted Share Units	Number of Units (in thousands)	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2012	635	$1.98
Granted	—
Vested*	(635)	1.98
Forfeited	—

Unvested at December 31, 2012	—

Expected to vest thereafter	—

*	including 405,000 shares not settled as of December 31, 2012.

ClassA Restricted Share Units to Other Employees before Changyou's Initial Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Unit Activity

Restricted Share Units	Number of Units (in thousands)	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2012	169	$8.00
Granted	—
Vested	(85)	8.00
Forfeited	(3)	8.00

Unvested at December 31, 2012	81	8.00

Expected to vest thereafter	73	8.00

ClassA Restricted Share Units to Senior Management and Changyou Employees after Changyou's Initial Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Unit Activity

Restricted Share Units	Number of Units (in thousands)	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2012	865	$12.99
Granted	10	12.11
Vested	(367)	12.77
Forfeited	(6)	17.78

Unvested at December 31, 2012	502	13.08

Expected to vest thereafter	481	13.04

ClassA Restricted Share Units to Employees of 17173 Business after Changyou's Initial Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Unit Activity

Restricted Share Units	Number of Units (in thousands)	Weighted-Average Fair Value
Unvested at January 1, 2012	50	$17.67
Granted	—
Vested	(14)	17.71
Forfeited	(12)	17.47

Unvested at December 31, 2012	24	17.75

Expected to vest thereafter	24	17.75